UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-5527

              DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:  January 31


Date of reporting period: July 31, 2003



(PAGE)



                                  FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

      Dreyfus New Jersey
      Municipal Money Market
      Fund, Inc.

      SEMIANNUAL REPORT July 31, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(TM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            13   Statement of Assets and Liabilities

                            14   Statement of Operations

                            15   Statement of Changes in Net Assets

                            16   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                 Back Cover

                                                                        The Fund

                                                              Dreyfus New Jersey
                                               Municipal Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc. covers the six-month period from February 1, 2003, through July 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

The reporting period was a challenging time for tax-exempt money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate to just 1% in June 2003, and yields of tax-exempt money market funds hovered near historical lows. As a result, maintaining a steady stream of current, tax-exempt income has become a challenge for many investors.

Nonetheless, we believe that it is important for investors to remember that tax-exempt money market funds have continued to achieve their primary objective of preserving their shareholders' capital. For emergency reserves and money earmarked for near-term needs, we believe that money market funds remain a sound investment. Your financial advisor may be in the best position to recommend the income strategies that are right for you in today's market environment.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
August 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

HOW DID DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. PERFORM DURING THE PERIOD?

For the six-month period ended July 31, 2003, the fund produced an annualized yield of 0.52% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.52%.(1)

During the reporting period we attribute the fund's modest returns to the Federal Reserve Board' s (the "Fed" ) accommodative monetary policy, which included a further reduction of short-term interest rates in June 2003

WHAT IS THE FUND'S INVESTMENT APPROACH?

The fund' s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price. To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes.

When pursuing the fund's objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund's average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey's short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize. Yields tend to rise when there is an increase

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may extend the portfolio's average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

During the reporting period, short-term interest rates generally trended lower as economic weakness persisted. In an attempt to stimulate renewed growth, the Fed reduced short-term interest rates by 25 basis points in late June 2003. Since investors widely anticipated the interest-rate reduction before it was announced, tax-exempt money market yields began to decline in the spring

Downward pressure on money-market yields was intensified by ongoing investor demand for short-term tax-exempt securities. During the opening months of the reporting period, uncertainty related to the war in Iraq contributed to investors' cautious attitudes. Despite the success of major combat operations in early April, a subsequent stock market rally and mounting signs of a long-awaited economic recovery, investor demand for tax-exempt money market instruments remained relatively strong through the reporting period's end.

The weak economy influenced the fund and tax-exempt money markets in other ways as well. For example, due to lower than expected tax revenues, most states and municipalities faced widening budget deficits. New Jersey's fiscal problems were severe enough to cause one of the major credit-rating agencies to place the state on "negative outlook" early in the reporting period. Soon after the reporting period ended, however, New Jersey bridged its budget gap for the 2004 fiscal year by passing a $24 billion balanced budget that includes $600 million in tax and fee increases, as well as cuts in spending on the arts, higher education and property-tax rebates.


In this challenging environment, we focused on local issuers that we consider fiscally sound. In addition, because yield differences among money market instruments of various maturities were relatively narrow during much of the reporting period, we maintained the fund's weighted average maturity in a range that we consider in line with that of other municipal money market funds. Toward the end of the reporting period, however, we began to extend the fund's weighted average maturity as yield differences widened. This shift was a result of our efforts to reduce the fund's holdings of relatively low-yielding variable-rate demand notes, on which yields are reset daily or weekly, in favor of what we regarded as more attractive yields among longer-term municipal notes.

WHAT IS THE FUND'S CURRENT STRATEGY?

Amid more convincing signs of economic recovery, long-term bond yields surged in July. While yields of tax-exempt money market funds have not risen nearly as much, the yield differences between very short-term money market instruments and one-year municipal notes have widened. Accordingly, we recently have taken advantage of opportunities to build a "laddered" portfolio of municipal notes that mature in stages over the next year. We expect this strategy to help us strike an appropriate balance between our ability to capture potential opportunities for higher yields and the need to manage the risks of unexpected interest-rate declines.

August 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW JERSEY RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)




                                                                                              Principal
TAX EXEMPT INVESTMENTS--102.3%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Atlantic City, GO Notes

   2%, 8/1/2004 (Insured; MBIA)                                                               1,750,000                1,767,115

Atlantic County Improvement Authority, Revenue, VRDN

  Pooled Governmental Loan Program

   .85% (LOC; KBC Bank)                                                                       1,200,000  (a)           1,200,000

Bergen County Improvement Authority, MFHR

  VRDN (Kentshire Apartments Project)

   .90% (LOC; FNMA)                                                                           9,000,000  (a)           9,000,000

Boonton, GO Notes, BAN

   1%, 1/30/2004                                                                              1,138,888                1,138,888

Brigantine, GO Notes, BAN

   1.70%, 1/30/2004                                                                           4,300,000                4,310,592

Burlington County, GO Notes:

  BAN:

      1.25%, 2/5/2004                                                                        10,916,500               10,920,672

      1.15%, 3/6/2004                                                                         3,996,000                3,996,575

   Refunding 4%, 10/1/2003 (Insured; AMBAC)                                                     760,000                  763,598

Burlington County Bridge Commission

  Pooled Loan Revenue

  County Guaranteed Governmental Loan Program

   3%, 10/15/2003                                                                             1,155,000                1,158,519

Camden County Improvement Authority, LR

  (Cherry Hill Township Library Project)

   3%, 5/1/2004                                                                                 520,000                  527,742

Cape May County Municipal Utilities Authority, Refunding:

  Sewer Revenue

      4%, 1/1/2004 (Insured; MBIA)                                                            3,815,000                3,859,110

   Solid Waste Revenue

      5%, 8/1/2003 (Insured; AMBAC)                                                             250,000                  250,000

Chester Township, GO Notes

   3.30%, 12/15/2003 (Insured; FGIC)                                                            280,000                  282,117

Colts Neck Township, GO Notes, BAN

   1.65%, 5/28/2004                                                                           1,757,500                1,765,493

Cranbury Township, GO Notes, BAN

   2%, 1/8/2004                                                                               4,458,000                4,473,438

Dover Municipal Utilities Authority

  Sewer Revenue, Refunding

   2%, 2/15/2004 (Insured; FGIC)                                                              1,460,000                1,466,298

East Brunswick Township, GO Notes, BAN

   2%, 9/17/2003                                                                              1,400,000                1,400,977

Egg Harbor Township School District, GO Notes

   Refunding 1.60%, 2/15/2004 (Insured; FSA)                                                  1,000,000                1,002,152


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Essex County, GO Notes

   Refunding 5%, 11/15/2003 (Insured; FGIC)                                                   1,390,000                1,405,275

Essex County Improvement Authority

  Private Schoools Revenue, VRDN

   (The Children's Institute Project)
   .90% (LOC; Wachovia Bank)                                                                  1,665,000  (a)           1,665,000

Garden State Preservation Trust, Revenue, VRDN

  (Open Space & Farmland) .99% (Insured; FSA and

   Liquidity Facility; BNP Paribas)                                                           4,180,000  (a)           4,180,000

Garfield, GO Notes, TAN

   1.10%, 11/12/2003                                                                          3,500,000                3,500,957

Haledon, GO Notes, BAN

   1.80%, 4/30/2004                                                                           3,762,000                3,778,911

Hudson County Improvement Authority, Revenue, VRDN

  Essential Purpose Pooled Government Program

   .80% (LOC; The Bank of New York)                                                          14,500,000  (a)          14,500,000

Hunterdon County, GO Notes, General Improvement

   2%, 12/1/2003                                                                                600,000                  601,487

Linden, GO Notes, BAN

   1.50%, 6/3/2004                                                                            2,475,000                2,484,243

Medford Township, GO Notes, BAN

   1.20%, 7/23/2004                                                                           1,723,300                1,726,291

County of Mercer, GO Notes, Refunding

   4%, 8/1/2003                                                                                 470,000                  470,000

Mercer County Improvement Authority, LR

  Governmental Lease Program

   2%, 9/1/2003 (Insured; AMBAC)                                                                915,000                  915,716

Middle Township School District, GO Notes, GAN

   2%, 10/17/2003                                                                             5,000,000                5,005,084

Middlesex County Improvement Authority, LR:

   2%, 9/15/2003                                                                              1,025,000                1,025,687

   2%, 6/15/2004                                                                                950,000                  957,794

Monmouth County Improvement Authority, Revenue:

  Capital Equipment Pooled Lease Program

      5%, 10/1/2003                                                                             500,000                  503,140

   Governmental Loan Program

      4.50%, 12/1/2003 (Insured; AMBAC)                                                         515,000                  520,536

Township of Montgomery, GO Notes

   2.25%, 2/1/2004                                                                            2,500,000                2,514,045

Montgomery Township School District, GO Notes

   5.45%, 8/1/2003 (Insured; FGIC)                                                              100,000                  100,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Morris Plains, GO Notes, BAN

   1.75%, 7/29/2004                                                                           2,569,000                2,587,906

Morristown, GO Notes, TAN

   1.15%, 2/27/2004                                                                           3,000,000                3,002,549

New Brunswick, GO Notes:

   1.85%, 8/13/2003                                                                           5,000,000                5,000,598

   BAN 1.85%, 8/13/2003                                                                       7,207,000                7,207,862

New Jersey Building Authority, Building Revenue

  VRDN, Putters Program

  .85% (Insured; MBIA and Liquidity Facility;

   JPMorgan Chase Bank)                                                                       4,185,000  (a)           4,185,000

New Jersey Economic Development Authority

  VRDN:

    EDR:

         (Diocese of Metuchen)

            .80% (LOC; Fleet National Bank)                                                   6,000,000  (a)           6,000,000

         (Encap Golf Holdings LLC):

            .85% Series A (LOC; Bayerische Landesbank)                                        9,500,000  (a)           9,500,000

            .85% Series B (LOC; Bayerische Landesbank)                                       15,000,000  (a)          15,000,000

         (Institute of Electrical Engineers)

            .85% (LOC; Wachovia Bank)                                                         3,065,000  (a)           3,065,000

         (Kenwood USA Corp. Project)

            .85% (LOC; The Bank of New York)                                                  5,900,000  (a)           5,900,000

         (Stamato Realty LLC Project)

            .90% (LOC; Valley National Bank)                                                  4,735,000  (a)           4,735,000

         (Wood Hollow Associates)

            .90% (LOC; Wachovia Bank)                                                         2,015,000  (a)           2,015,000

         Refunding:

            (Airis Newark LLC Project)

               .85% (Insured; AMBAC and Liquidity

                  Facility; KBC Bank)                                                         7,005,000  (a)           7,005,000

            (Jewish Community Metropolitan West)

               .85% (LOC; Wachovia Bank)                                                      1,000,000  (a)           1,000,000

      Industrial Revenue

         (Buchanan and Zweigle Project)

         1% (LOC; Wachovia Bank)                                                              2,760,000  (a)           2,760,000

      Manufacturing Facilities Revenue

         (Rennoc Corp./Santa's Best Project)

         1.05% (LOC; ABN-AMRO)                                                                1,905,000  (a)           1,905,000

      PCR, Refunding

         (Hoffman La Roche Inc.)

         .88% (LOC; Wachovia Bank)                                                           20,000,000  (a)          20,000,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New Jersey Economic Development Authority (continued)

  VRDN (continued):

    Revenues:

         (CPC Behavioral Health Care)

            .90% (LOC; Wachovia Bank)                                                         3,595,000  (a)           3,595,000

         (Developmental Disabilities)

            .90% (LOC; Wachovia Bank)                                                         2,690,000  (a)           2,690,000

         (Four Woodbury Mews Project)

            .96% (LOC; Fleet National Bank)                                                   6,600,000  (a)           6,600,000

         (Three Woodbury Mews Project)

            .96% (LOC; Fleet National Bank)                                                   9,525,000  (a)           9,525,000

         (Young Men's Christian Associates)

            .90% (LOC; Wachovia Bank)                                                         1,585,000  (a)           1,585,000

      School Revenue, Refunding

         (Blair Academy)

         .85% (LOC; Wachovia Bank)                                                            5,090,000  (a)           5,090,000

      Special Facilities Revenue

         (Port Newark Container LLC)

         .88% (LOC; Citibank N.A.)                                                           14,000,000  (a)          14,000,000

      Thermal Energy Facilities Revenue

         (Thermal Energy Limited)

         .85% (LOC; Bank One)                                                                 1,300,000  (a)           1,300,000

New Jersey Educational Facilities Authority:

  College and University Revenue, VRDN

    (College of New Jersey)

         .80% (Insured; AMBAC and Liquidity Facility:

         Bank of Nova Scotia and Toronto Dominion Bank)                                      24,000,000  (a)          24,000,000

   LR (Higher Education Equipment Leasing Fund)

      4%, 9/1/2003                                                                            2,000,000                2,004,315

New Jersey Environmental Infrastructure Trust, Revenue:

  Refunding, Waste Water Treatment

      2%, 3/1/2004 (Insured; AMBAC)                                                           3,465,000                3,480,970

   VRDN, Municipal Securities Trust Receipts

      .92% (Liquidity Facility; JPMorgan Chase Bank)                                            500,000  (a)             500,000

New Jersey Health Care Facilities Financing Authority

  Revenues, VRDN:

    (Holy Name Hospital)

         .80% (LOC; Fleet National Bank)                                                      1,800,000  (a)           1,800,000

      (Hospital Capital Asset Financing)

         .80% (LOC; JPMorgan Chase Bank)                                                      5,700,000  (a)           5,700,000

      (RWJ Health Care Corp.)

         .90% (LOC; Commerce Bank N.A.)                                                      14,900,000  (a)          14,900,000

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New Jersey Health Care Facilities Financing Authority

  Revenues, VRDN (continued):

    (St. Barnabas Medical Center)

         .80% (LOC; JPMorgan Chase Bank)                                                      7,500,000  (a)           7,500,000

      (St. Peters University Hospital)

         .80% (LOC; Fleet National Bank)                                                     16,000,000  (a)          16,000,000

New Jersey Housing and Mortgage Finance Agency

  Revenue, VRDN, Merlots Program

   .95% (Insured; MBIA and Liquidity Facility;
   Wachovia Bank)                                                                             2,295,000  (a)           2,295,000

New Jersey Sports and Exposition Authority

  Recreational Revenue, VRDN .80% (Insured; MBIA

   and Liquidity Facility; Credit Suisse)                                                    18,000,000  (a)          18,000,000

New Jersey Transit Corporation

  Transit Revenue, GAN

   5.50%, 2/1/2004 (Insured; AMBAC)                                                           2,000,000                2,042,980

New Jersey Transportation Trust Fund Authority, Revenue

  VRDN, Merlots Program .90% (Insured; FSA and

   Liquidity Facility; Wachovia Bank)                                                         2,990,000  (a)           2,990,000

New Jersey Turnpike Authority

  Turnpike Revenue, VRDN:

    Merlots Program .90% (Insured; MBIA

         and Liquidity Facility; Wachovia Bank)                                              11,680,000  (a)          11,680,000

      1.03% (Insured; FGIC and Liquidity
         Facility; BNP Paribas)                                                               4,000,000  (a)           4,000,000

Newark Housing Authority, MFHR, VRDN

  1.05% (Liquidity Facility; Merrill Lynch and

   LOC; Merrill Lynch)                                                                        4,755,000  (a)           4,755,000

Ocean City, GO Notes, BAN

   1.75%, 12/9/2003                                                                           4,500,000                4,509,978

Ocean County, GO Notes, Refunding

   3%, 8/1/2003                                                                               2,070,000                2,070,000

Township of Old Bridge, GO Notes, BAN

   1.15%, 6/3/2004                                                                            2,600,000                2,600,416

Paramus, GO Notes, BAN

   1.50%, 8/11/2004                                                                           5,232,899                5,258,802

Parsippany Troy Hills Township, GO Notes

   Refunding 2%, 12/1/2003                                                                    1,965,000                1,970,879

Township of Pennsauken, GO Notes, BAN

   1.15%, 7/29/2004                                                                           8,000,000                8,011,775


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Port Authority of New York and New Jersey

  Special Obligation Revenue, VRDN

  Merlots Program .95% (Insured; MBIA and

   Liquidity Facility; Wachovia Bank)                                                         1,415,000  (a)           1,415,000

Rahway Redevelopment Agency, Revenue

   (Public Library Project) 2.25%, 10/29/2003                                                 5,780,000                5,789,006

Rahway Valley Sewerage Authority, GO Notes

   (Sewer Project) 2.25%, 1/14/2004                                                           5,750,000                5,777,118

Rockaway Township, GO Notes, BAN

   1.50%, 7/23/2004                                                                           1,920,000                1,929,270

Rutherford Board of Education, GO Notes

   3.25%, 1/15/2004 (Insured; FGIC)                                                             590,000                  595,483

Somerset County Industrial Pollution Control Financing

  Authority, Industrial Revenue, Refunding, VRDN

   (American Cyanamid) 1.40%                                                                  2,700,000  (a)           2,700,000

Sparta Township, GO Notes, BAN 1.70%, 1/16/2004                                               7,000,000                7,014,312

Union County Improvement Authority, LR:

   BAN (Train Station Project) 1.20%, 2/12/2004                                               4,675,000                4,675,000

   Capital Equipment and Infrastructure Program

      2%, 5/1/2004 (Insured; AMBAC)                                                           1,080,000                1,086,905

Township of Voorhees, GO Notes, BAN:

   2%, Series A, 2/11/2004                                                                    2,302,000                2,312,217

   2%, Series C, 2/11/2004                                                                    1,838,250                1,846,408

West Amwell Township School District

  Hunterdon County, GO Notes

   1.50%, 2/4/2004                                                                            1,000,000                1,002,480

Wildwood Crest, GO Notes, BAN
   1.75%, 5/21/2004                                                                           2,700,000  2,713,505
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $425,318,186)                                                             102.3%             425,318,186

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (2.3%)             (9,365,779)

NET ASSETS                                                                                        100.0%             415,952,407

                                                                                                             The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


Summary of Abbreviations
AMBAC    American Municipal Bond Assurance                GO      General Obligation
           Corporation                                    LOC     Letter of Credit
BAN      Bond Anticipation Notes                          LR      Lease Revenue
EDR      Economic Development Revenue                     MBIA    Municipal Bond Investors Assurance
FGIC     Financial Guaranty Insurance                               Insurance Corporation
           Company                                        MFHR    Multi--Family Housing Revenue
FNMA     Federal National Mortgage                        PCR     Pollution Control Revenue
          Association                                     TAN     Tax Anticipation Notes
FSA      Financial Security Assurance                     TRAN    Tax and Revenue Anticipation Notes
GAN      Grant Anticipation Notes                         VRDN    Variable Rate Demand Notes





Summary of Combined Ratings (Unaudited)


Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------
F1+, F1                          VMIG1, MIG1, P1                 SP1+SP1, A1+,A1                                  57.6

AAA, AA, A (b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                   14.8

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                    27.6

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           425,318,186   425,318,186

Interest receivable                                                   1,457,273

Prepaid expenses                                                         11,399

                                                                    426,786,858
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           213,340

Cash overdraft due to Custodian                                       2,517,814

Payable for investment securities purchased                           8,028,883

Payable for shares of Common Stock redeemed                              42,432

Accrued expenses                                                         31,982

                                                                     10,834,451
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      415,952,407
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     416,132,746

Accumulated net realized gain (loss) on investments                    (180,339)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      415,952,407
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(2 billion shares of $.001 par value Common Stock authorized)       416,133,716

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,464,718

EXPENSES:

Management fee--Note 2(a)                                            1,063,495

Shareholder servicing costs--Note 2(b)                                 205,618

Professional fees                                                       21,742

Directors' fees and expenses--Note 2(c)                                 21,404

Custodian fees                                                          21,332

Prospectus and shareholders' reports                                     9,943

Registration fees                                                        5,639

Miscellaneous                                                            8,981

TOTAL EXPENSES                                                       1,358,154

INVESTMENT INCOME--NET                                               1,106,564
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   2,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,109,129

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            July 31, 2003            Year Ended
                                               (Unaudited)     January 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,106,564             3,656,189

Net realized gain (loss) on investments             2,565                20,852

Net unrealized appreciation (depreciation)
   on investments                                      --                  (735)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,109,129             3,676,306
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (1,106,564)           (3,656,189)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 283,113,269           547,671,550

Dividends reinvested                              990,798             3,258,279

Cost of shares redeemed                      (295,153,955)         (592,442,039)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            (11,049,888)          (41,512,210)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (11,047,323)          (41,492,093)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           426,999,730           468,491,823

END OF PERIOD                                 415,952,407           426,999,730

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                          Six Months Ended                                 Year Ended January 31,
                                             July 31, 2003      --------------------------------------------------------------------
                                                (Unaudited)         2003          2002          2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .003          .008          .020          .033           .025          .027

Distributions:

Dividends from investment
   income--net                                       (.003)        (.008)        (.020)        (.033)         (.025)        (.027)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .52(a)        .83          2.06          3.32           2.54          2.69
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .64(a)        .65           .65           .67            .66           .67

Ratio of net investment income
   to average net assets                               .52(a)        .83          2.04          3.25           2.50          2.65
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     415,952       427,000       468,492       439,244        431,543       475,046

(A) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discounts and premiums on investment, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

basis. Under the terms of the custody agreement, the fund received net earnings credits of $26,778 during the period ended July 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $182,904 available for federal income tax purposes to be applied against future net securities profit, if any, realized subsequent to January 31, 2003. If not applied, $98,991 of the carryover expires in fiscal 2004, $4,210 expires in fiscal 2005, $16,731 expires in fiscal 2006 and $62,972 expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2003 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2003, the fund was charged $129,182 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended July 31, 2003, the fund was charged $61,895 pursuant to the transfer agency agreement.

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

                                                             The Fund

NOTES

                   For More Information

                        Dreyfus
                        New Jersey Municipal
                        Money Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  758SA0703



ITEM 2.  CODE OF ETHICS.

            Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  September 24, 2003

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  September 24, 2003



(PAGE)




                                EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

                                                                  [EX-99.CERT]
                                                                Exhibit (a)(2)

                           SECTION 302 CERTIFICATIONS

I, Stephen E. Canter, certify that:
1. I have reviewed this report on Form N-CSR of DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


                               By:   /S/Stephen E. Canter
                                     Stephen E. Canter
                                     Chief Executive Officer

                               Date: September 24, 2003




                           SECTION 302 CERTIFICATIONS


I, James Windels, certify that:
1. I have reviewed this report on Form N-CSR of DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


                               By:   /S/JAMES WINDELS
                                     James Windels
                                     Chief Financial Officer

                               Date: September 24, 2003


(PAGE)


                                                               [EX-99.906CERT]

                                                                   Exhibit (b)


                          SECTION 906 CERTIFICATIONS


      In connection with this report on Form N-CSR for the Registrant as furnished to the Securities and Exchange Commission on the date hereof (the "Report"), the undersigned hereby certify, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

      (1) the Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

      (2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

                               By:   /S/STEPHEN E. CANTER
                                     Stephen E. Canter
                                     Chief Executive Officer

                               Date: September 24, 2003


                               By:   /S/JAMES WINDELS
                                     James Windels
                                     Chief Financial Officer

                               Date: September 24, 2003


THIS CERTIFICATE IS FURNISHED PURSUANT TO THE REQUIREMENTS OF FORM N-CSR AND SHALL NOT BE DEEMED "FILED" FOR PURPOSES OF SECTION 18 OF THE SECURITIES EXCHANGE ACT OF 1934, OR OTHERWISE SUBJECT TO THE LIABILITY OF THAT SECTION, AND SHALL NOT BE DEEMED TO BE INCORPORATED BY REFERENCE INTO ANY FILING UNDER THE SECURITIES ACT OF 1933 OR THE EXCHANGE ACT OF 1934.